INVESTMENT IN TREASURY METALS (Details 4)	12 Months Ended
Dec. 31, 2020 CAD ($)
Investment In Treasury Metals
Net assets carrying value, beginning	$ 0
Initial Recognition on August 7, 2020	167,238
Equity income (August 7, 2020 to December 31, 2020	3,717
Other increase in equity of Treasury Metals	2,098
Net assets carrying value, ending	173,053
First Mining's share of net assets	66,591
Incremental fair value of Goldlund-Goliath mineral property	12,855
Impairment of investment in Treasury Metals	(15,634)
Carrying value	$ 63,812